Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Operating segments

Note 40. Operating segments

Éxito Group’s three reportable segments all meet the definition of operating segments, are as follows:

Colombia (a):

-	Éxito: Revenues from retailing activities, with stores under the banner Éxito.
-	Carulla: Revenues from retailing activities, with stores under the banner Carulla.
-	Low cost and other: Revenues from retailing and other activities, with stores under the banners Surtimax, Súper Inter, Surti Mayorista and B2B format.

(a)	Éxito Group has evolved in its operational management, adopting a comprehensive view of the retail business instead of analyzing each brand separately. As of December 31,2024, cash flows, revenues, and costs are managed in an integrated manner, prioritizing the overall performance of each business line, which has led to a change in an accounting estimate. Management, aligned with the new controlling entity, has transitioned to performance reports based on business lines such as retail and real estate, rather than extensive segmentations by brand or store. As a result, the retail business will be consolidated into a single UGE that encompasses all brands for Colombia.

Argentina:

-	Revenues and services from retailing activities in Argentina, with stores under the banners Libertad and Mini Libertad.

Uruguay:

-	Revenues and services from retailing activities in Uruguay, with stores under the banners Disco, Devoto and Géant.

Retail sales by each of the segments are as follows:

		Year ended December 31,
Operating segment	Banner	2024	2023	2022
	Éxito	-	10,214,174	10,094,080
	Carulla	-	2,434,416	2,153,203
	Low cost and other	-	2,370,319	2,270,112
Total Colombia		15,350,761	15,018,909	14,517,395
Argentina		1,479,800	1,014,898	1,683,717
Uruguay		4,034,404	4,193,328	3,553,925
Total sales		20,864,965	20,227,135	19,755,037

Eliminations		(636)	(824)	(961)
Total consolidated sales		20,864,329	20,226,311	19,754,076

Below is additional information by operating segment:

	For the year ended December 31, 2024
	Colombia	Argentina (1)	Uruguay (1)	Total	Eliminations (2)	Total
Retail sales	15,350,761	1,479,800	4,034,404	20,864,965	(636)	20,864,329
Service revenue	831,075	65,348	30,726	927,149	-	927,149
Other revenue	74,499	3	14,529	89,031	-	89,031
Gross profit	3,598,690	459,377	1,474,941	5,533,008	-	5,533,008
Operating profit	519,325	(74,505)	331,306	776,126	-	776,126
Depreciation and amortization	573,796	34,546	97,061	705,403	-	705,403
Net finance expenses	(361,024)	(2,431)	(47,891)	(411,346)	-	(411,346)
Profit before income tax from continuing operations	86,429	(76,936)	283,415	292,908	-	292,908
Income tax	4,177	12,261	(72,103)	(55,665)	-	(55,665)

	For the year ended December 31, 2023
	Colombia	Argentina (1)	Uruguay (1)	Total	Eliminations (2)	Total
Retail sales	15,018,909	1,014,898	4,193,328	20,227,135	(824)	20,226,311
Service revenue	753,071	37,893	28,529	819,493	-	819,493
Other revenue	63,014	15	13,485	76,514	(231)	76,283
Gross profit	3,558,757	360,632	1,506,654	5,426,043	-	5,426,043
Operating profit	512,588	28,918	341,275	882,781	-	882,781
Depreciation and amortization	556,669	19,301	84,175	660,145	-	660,145
Net finance expenses	(386,112)	(15,835)	(12,343)	(414,290)	-	(414,290)
Profit before income tax from continuing operations	12,057	13,083	328,932	354,072	-	354,072
Income tax	31,134	(11,905)	(65,127)	(45,898)	-	(45,898)

	For the year ended December 31, 2022
	Colombia	Argentina (1)	Uruguay (1)	Total	Eliminations (2)	Total
Retail sales	14,517,395	1,683,717	3,553,925	19,755,037	(961)	19,754,076
Service revenue	648,806	66,657	25,783	741,246	-	741,246
Other revenue	113,467	341	10,815	124,623	(272)	124,351
Gross profit	3,385,817	604,403	1,249,056	5,239,276	307	5,239,583
Operating profit	663,984	68,703	257,140	989,827	307	990,134
Depreciation and amortization	506,716	24,427	72,185	603,328	-	603,328
Net finance expenses	(263,785)	(97,014)	(19,368)	(380,167)	(307)	(380,474)
Profit before income tax from continuing operations	365,479	(28,311)	237,772	574,940	-	574,940
Income tax	(218,901)	(65,262)	(41,539)	(325,702)	-	(325,702)

(1)	Non-operating companies (holding companies that hold interests in the operating companies) are allocated by segments to the geographic area to which the operating companies belong. Should the holding company hold interests in various operating companies, it is allocated to the most significant operating company.

(2)	Relates to the balances of transactions carried out between segments, which are eliminated in the process of consolidation of financial statements.

Total assets and liabilities by segment are not reported internally for management purposes and consequently they are not disclosed.